Average Annual Total Returns		60 Months Ended	120 Months Ended
	Aug. 25, 2026	Dec. 31, 2025	Dec. 31, 2025
Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg US Aggregate Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
Multi-Sector Income Fund, Class A
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class A Return Before Taxes
Average Annual Return, Percent	2.20%	2.18%	3.80%
Multi-Sector Income Fund, Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class A Return After Taxes on Distributions
Average Annual Return, Percent	(0.08%)	0.09%	1.82%
Multi-Sector Income Fund, Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class A Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent	1.35%	0.80%	2.10%
Multi-Sector Income Fund, Class C
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class C Return Before Taxes
Average Annual Return, Percent	4.36%	2.18%	3.56%
Multi-Sector Income Fund, Institutional Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Institutional Class Return Before Taxes
Average Annual Return, Percent	6.49%	3.29%	4.53%
Multi-Sector Income Fund, Class R-6
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Class R-6 Return Before Taxes
Average Annual Return, Percent	6.49%	3.32%	4.55%